Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 17,485	$ 3,333
Short term cash deposits	30,074
Trade receivables	277	830
Other accounts receivable and prepaid expenses	979	239
Restricted deposit	12	12
Inventory	940	1,262
Total current assets	49,767	5,676
Non-current assets:
Restricted deposit	178	181
Operating lease right-of-use assets	2,792	2,796
Property and equipment, net	2,119	2,106
Intangible assets	164	82
Total non-current assets	5,253	5,165
Total assets	55,020	10,841
Accounts payable:
Trade payables	698	798
Accrued liabilities and other	1,584	1,943
Operating lease liabilities	651	440
Deferred revenues		207
Total current liabilities	2,933	3,388
Non-current liabilities:
Derivatives liability		28
Operating lease liabilities	2,649	2,948
Total non-current liabilities	2,649	2,976
Total liabilities	5,582	6,364
Commitments and contingencies
Shareholders’ Equity:
Ordinary shares, NIS 1.5 par value - authorized: 30,000,000 ordinary shares as of June 30, 2021 and December 31, 2020; issued and outstanding: 10,258,129 and 6,963,838 ordinary shares as of June 30, 2021 and December 31, 2020, respectively	4,448	2,933
Additional paid in capital	111,907	75,547
Currency translation differences	(969)	(969)
Accumulated deficit	(65,948)	(73,034)
Total shareholders’ equity	49,438	4,477
Total liabilities and shareholders’ equity	$ 55,020	$ 10,841